CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income (loss)	$ (73,311)	¥ (510,387)	¥ 104,026	¥ 649
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities
Depreciation and amortization	696	4,842	14,254	30,440
Share-based compensation expenses	107,138	745,873
Gain on short-term investments	(398)	(2,771)	(5,512)	(3,255)
Impairment loss for long-term equity investment	2,298	16,000
Share of profit from equity method investments, net of income tax	(3,127)	(21,772)	(19,566)	(2,902)
Other income, net	(919)	(8,321)	(493)
Dividend received from equity method investments	1,379	9,602	127	2,779
Allowances for doubtful accounts	8,472	58,981	42,337	10,715
Loss on disposal of property and equipment	63	439	831	698
Foreign currency exchange loss (gain)	(34)	(237)	(684)	787
Deferred income tax benefit	169	1,178	(2,107)	(911)
Changes in operating assets and liabilities:
Accounts receivable	(128,303)	(893,223)	(564,317)	(641,518)
Deposits with real estate developers			397,868	(394,498)
Prepayments and other assets	4,287	29,846	(19,063)	(14,664)
Accounts payable	110,512	769,363	534,779	338,364
Customers' refundable fees	462	3,219	(17,181)	(17,747)
Accrued expenses and other payables	(12,201)	(84,943)	(344,494)	13,135
Income tax payables	(158)	822	8,673	3,502
Net cash (used in) provided by operating activities	17,025	118,511	129,478	(674,426)
Cash flows from investing activities:
Purchase of property, equipment and software	(243)	(1,695)	(8,442)	(4,628)
Proceeds from disposal of property, equipment and software	512	3,566
Investment in equity method investments	(83,239)	(579,492)	(404,204)	(63,000)
Investment in long-term equity investment			(56,000)
Return of capital from equity method investees	51,504	358,558	148,858	17,500
Proceeds from disposal of an equity method investment	646	4,500	3,400
Cash paid for short-term investments	(65,524)	(456,167)	(1,267,483)	(756,000)
Proceeds from disposal of short-term investments	74,538	518,921	1,234,012	1,018,255
Net cash provided by (used in) investing activities	(21,806)	(151,809)	(349,859)	212,127
Cash flows from financing activities:
Proceeds from initial public offering, net of offering cost	71,596	498,436
Cash proceeds from short-term bank borrowings	77,570	540,030	415,000	663,100
Repayment for short-term bank borrowings	(63,925)	(445,030)	(683,100)
Net cash provided by (used in) financing activities	85,241	593,436	(268,100)	663,100
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,944)	(20,484)	19,076	(40,020)
Net increase (decrease) in cash, cash equivalents and restricted cash	77,516	539,654	(469,405)	160,781
Cash, cash equivalents and restricted cash at the beginning of the year	114,082	794,218	1,263,623	1,102,842
Cash, cash equivalents and restricted cash at the end of the year	191,598	1,333,872	794,218	1,263,623
Supplemental information
Interest paid	(2,645)	(18,411)	(17,214)	(14,527)
Income tax paid	(247)	(1,717)	¥ (729)	¥ (298)
Disposal of a subsidiary with net liability	$ (273)	¥ (1,900)